Trade and Other Receivables - Summary of Movement in Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Balance, beginning of year	$ 7,915,490	$ 514,595
Bad debt expenses	2,505,738	7,339,626
Foreign exchange loss	41,373	405,148
Recoveries collected	(830,348)	(343,879)
Balance, end of year	$ 9,632,253	$ 7,915,490